Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year
NUMBER OF SHARES
Options outstanding, beginning balance	5,282,300
Granted	660,200
Exercised	(536,100)
Cancelled	(431,000)
Options outstanding, ending balance	4,975,400
Vested and expected to vest, end of period	4,865,800
Exercisable, end of period	2,704,600
EXERCISE PRICE
Options outstanding, beginning balance	$ 32.18	[1]
Granted	$ 50.50	[1]
Exercised	$ 20.26	[1]
Cancelled	$ 36.40	[1]
Options outstanding, ending balance	$ 35.53	[1]
Vested and expected to vest, end of period	$ 35.32	[1]
Exercisable, end of period	$ 33.65	[1]
REMAINING CONTRACTUAL LIFE IN YEARS
Options outstanding, ending balance	5.71	[1]
Vested and expected to vest, end of period	5.64	[1]
Exercisable, end of period	3.81	[1]
AGGREGATE INTRINSIC VALUE
Options outstanding, ending balance	$ 25.4
Vested and expected to vest, end of period	25.3
Exercisable, end of period	$ 18.3

[1]	Weighted Average